Share-Based Compensation - Schedule of Performance-Based Share Activity (Details) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance Shares
Granted (in shares)		400,000	600,000
CNH Industrial EIP
Performance Shares
Nonvested, beginning balance (in shares)	6,931,030
Granted (in shares)	3,035,985
Forfeited/Cancelled (in shares)	(545,790)
Vested (in shares)	0
Nonvested, ending balance (in shares)	9,421,225	6,931,030
Weighted Average Grant-Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 10.83
Granted (in dollars per share)	13.15
Forfeited/Cancelled (in dollars per share)	10.83
Vested (in dollars per share)	0
Nonvested, ending balance (in dollars per share)	$ 11.55	$ 10.83